Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.9%	Shares	Value
Aerospace & defense - 2.7%
BWX Technologies, Inc.	307,739	$17,442,647
Hexcel Corp.	92,938	5,623,678
Huntington Ingalls Industries, Inc.	161,649	35,051,969
L3Harris Technologies, Inc.	104,457	25,066,546
Textron, Inc.	421,653	27,677,303
Airlines - 1.1%
Delta Air Lines, Inc.*	483,142	15,363,915
Southwest Airlines Co.*	777,305	29,630,867
Automobiles - 0.2%
Thor Industries, Inc.	77,926	6,571,500
Banks - 2.1%
Citizens Financial Group, Inc.	441,777	16,774,273
Comerica, Inc.	229,188	17,823,951
Prosperity Bancshares, Inc.	344,652	25,535,266
Synovus Financial Corp.	651,098	26,291,337
Beverages - 0.5%
Monster Beverage Corp.*	217,232	21,640,652
Biotechnology - 3.9%
BioMarin Pharmaceutical, Inc.*	540,130	46,478,187
Exelixis, Inc.*	1,210,533	25,324,350
Horizon Therapeutics PLC*	94,026	7,801,337
Neurocrine Biosciences, Inc.*	204,414	19,241,490
Vertex Pharmaceuticals, Inc.*	227,356	63,752,896
Building products - 1.0%
Carrier Global Corp.	516,389	20,929,246
Owens Corning	211,360	19,601,527
Capital markets - 2.4%
Cboe Global Markets, Inc.	811,042	100,066,362
Chemicals - 3.5%
Albemarle Corp.	87,596	21,400,579
CF Industries Holdings, Inc.	138,059	13,183,254
Corteva, Inc.	673,292	38,747,954
Huntsman Corp.	770,902	22,325,322
The Mosaic Co.	528,273	27,818,856
Westlake Corp.	219,599	21,375,767
Commercial services & supplies - 0.7%
Copart, Inc.*	18,249	2,337,697
IAA, Inc.*	653,264	24,647,651
Communications equipment - 0.9%
Arista Networks, Inc.*	212,786	24,817,231
Lumentum Holdings, Inc.*	135,151	12,225,760
Construction & engineering - 1.9%
Quanta Services, Inc.	573,202	79,520,313
Construction materials - 1.9%
Eagle Materials, Inc.	231,377	29,257,622
Martin Marietta Materials, Inc.	74,438	26,208,131
Vulcan Materials Co.	130,676	21,604,663
Distributors - 0.5%
LKQ Corp.	410,239	22,497,507
Diversified consumer services - 0.9%
Service Corp International	524,038	39,019,869
Diversified financial services - 0.5%
Voya Financial, Inc.	339,862	20,446,098
Electric utilities - 1.9%
Evergy, Inc.	1,131,223	77,217,282
Electrical equipment - 1.5%
Eaton Corp. PLC	13,430	1,992,878
Generac Holdings, Inc.*	227,458	61,026,981
Electronic equipment, instruments & components - 2.4%
Keysight Technologies, Inc.*	389,921	63,401,155
Zebra Technologies Corp., Class A*	100,121	35,812,280
Energy equipment & services - 1.3%
Baker Hughes Co.	1,171,158	30,087,049
ChampionX Corp.	445,878	9,314,391
Halliburton Co.	56,653	1,659,933
Valaris Ltd.*	212,332	10,654,820
Entertainment - 2.9%
Live Nation Entertainment, Inc.*	508,620	47,805,194
Roku, Inc.*	226,952	14,869,895
Spotify Technology S.A.*	178,332	20,155,083
Take-Two Interactive Software, Inc.*	277,459	36,827,133
Equity real estate investment trusts (REITs) - 7.2%
Agree Realty Corp.	576,844	45,911,014
EastGroup Properties, Inc.	110,004	18,760,082
Healthcare Realty Trust, Inc. (a)	3,704,472	97,242,390
Host Hotels & Resorts, Inc.	854,679	15,221,833
Mid-America Apartment Communities, Inc.	324,229	60,219,052
STAG Industrial, Inc.	1,798,027	58,939,325
Food & staples retailing - 2.3%
Albertsons Cos, Inc., Class A	1,027,839	27,597,477
Casey's General Stores, Inc.	210,912	42,741,317
The Kroger Co.	530,509	24,636,838
Food products - 4.2%
Darling Ingredients, Inc.*	610,442	42,291,422
Hormel Foods Corp.	896,621	44,239,280
Lamb Weston Holdings, Inc.	247,774	19,737,677
The Hain Celestial Group, Inc.*	497,055	11,308,001
The Hershey Co.	126,664	28,874,326
Tyson Foods, Inc., Class A	324,513	28,560,389
Health care equipment & supplies - 2.8%
ABIOMED, Inc.*	142,081	41,631,154
Align Technology, Inc.*	7,822	2,197,747
DexCom, Inc.*	24,778	2,033,778
Masimo Corp.*	64,149	9,274,663
NuVasive, Inc.*	362,216	19,023,584
Omnicell, Inc.*	173,136	19,065,736
Teleflex, Inc.	92,173	22,163,920
Health care providers & services - 3.8%
AmerisourceBergen Corp.	316,532	46,191,515
AMN Healthcare Services, Inc.*	318,501	35,812,252
Henry Schein, Inc.*	381,590	30,080,740
Molina Healthcare, Inc.*	140,013	45,885,060
Health care technology - 0.2%
Veeva Systems, Inc., Class A*	41,458	9,269,180
Hotels, restaurants & leisure - 2.0%
Chipotle Mexican Grill, Inc.*	3,316	5,186,953
Darden Restaurants, Inc.	191,090	23,788,794
Texas Roadhouse, Inc.	384,498	33,535,916
Vail Resorts, Inc.	90,430	21,443,666
Household durables - 1.0%
D.R. Horton, Inc.	126,865	9,899,276
Garmin Ltd.	68,814	6,717,622
NVR, Inc.*	5,808	25,515,125
Household products - 0.1%
The Clorox Co.	27,363	3,881,168
Insurance - 5.3%
Arch Capital Group Ltd.*	428,574	19,028,686
Axis Capital Holdings Ltd.	979,341	49,446,927
Brown & Brown, Inc.	1,150,570	74,902,107
Everest Re Group Ltd.	30,098	7,866,112
Fidelity National Financial, Inc.	634,422	25,351,503
White Mountains Insurance Group Ltd.	33,937	42,062,536
Interactive media & services - 0.4%
IAC/InterActiveCorp*	195,903	13,419,356
Match Group, Inc.*	58,907	4,318,472
IT services - 3.2%
DXC Technology Co.*	1,312,407	41,472,061
Gartner, Inc.*	153,924	40,863,744
Jack Henry & Associates, Inc.	235,813	48,994,867
Leisure products - 0.5%
Polaris, Inc.	159,667	18,725,745
YETI Holdings, Inc.*	54,614	2,772,753
Machinery - 1.4%
AGCO Corp.	118,617	12,919,764
Chart Industries, Inc.*	129,650	25,293,418
Parker-Hannifin Corp.	31,535	9,116,453
The Timken Co.	143,161	9,359,866
Media - 0.8%
Fox Corp., Class A	929,488	30,775,348
Metals & mining - 1.7%
Agnico Eagle Mines Ltd.	548,851	23,595,104
Alcoa Corp.	46,611	2,372,034
Freeport-McMoRan, Inc.	1,323,170	41,746,013
Nucor Corp.	31,602	4,291,552
Multiline retail - 0.9%
Dollar General Corp.	142,414	35,379,910
Multi-utilities - 4.8%
CenterPoint Energy, Inc.	705,697	22,363,538
CMS Energy Corp.	987,919	67,899,673
WEC Energy Group, Inc.	1,054,857	109,504,705
Oil, gas & consumable fuels - 3.9%
Chesapeake Energy Corp.	605,528	57,022,572
Hess Corp.	114,666	12,896,485
Marathon Petroleum Corp.	136,528	12,514,157
Ovintiv, Inc.	984,660	50,306,279
Pioneer Natural Resources Co.	66,138	15,671,399
Valero Energy Corp.	112,338	12,443,680
Professional services - 1.4%
Booz Allen Hamilton Holding Corp.	141,362	13,567,925
CoStar Group, Inc.*	118,796	8,623,402
FTI Consulting, Inc.*	214,695	35,115,514
Road & rail - 0.7%
AMERCO	30,585	16,426,592
Knight-Swift Transportation Holdings, Inc.	236,502	12,995,785
Semiconductors & semiconductor equipment - 3.4%
Enphase Energy, Inc.*	192,822	54,796,156
KLA Corp.	26,745	10,257,777
NXP Semiconductors N.V.	4,849	891,634
Skyworks Solutions, Inc.	340,170	37,037,710
Teradyne, Inc.	297,198	29,984,306
Universal Display Corp.	69,642	8,040,865
Software - 6.4%
AppLovin Corp., Class A* (a)	721,421	25,639,302
Black Knight, Inc.*	122,393	8,038,772
DocuSign, Inc.*	422,465	27,029,311
Paycom Software, Inc.*	37,747	12,475,006
Splunk, Inc.*	844,522	87,754,281
Teradata Corp.*	1,490,651	57,077,027
The Trade Desk, Inc., Class A*	18,612	837,540
Workday, Inc., Class A*	277,508	43,041,491
Specialty retail - 4.2%
American Eagle Outfitters, Inc. (a)	486,350	5,855,654
Burlington Stores, Inc.*	206,086	29,084,917
Floor & Decor Holdings, Inc., Class A*	216,102	17,411,338
Murphy USA, Inc.	89,189	25,361,784
Ross Stores, Inc.	592,368	48,135,824
Tractor Supply Co.	71,459	13,682,969
Ulta Beauty, Inc.*	84,842	32,995,902
Technology hardware, storage & peripherals - 0.7%
Pure Storage, Inc., Class A*	950,016	26,932,954
Textiles, apparel & luxury goods - 1.3%
Lululemon Athletica, Inc.*	165,977	51,537,518
Trading companies & distributors - 0.6%
United Rentals, Inc.*	63,681	20,547,948
W.W. Grainger, Inc.	8,979	4,880,356
Total common stocks (cost $3,720,518,972)		4,121,580,298

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 1.70%#	14,133,775	14,133,775
Total money market funds (cost $14,133,775)		14,133,775
Total investment portfolio (cost $3,734,652,747) - 100.2%		4,135,714,073
Liabilities in excess of other assets - (0.2)%		(10,433,143)
Total net assets - 100.0%		4,125,280,930

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $13,922,757 or 0.3% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.